Subsequent events - Schedule Of Issuance Of Common Shares For Purpose Of Calculating Loss Per Shares (Details) - OHB Pediatrics Ltd [Member] - shares	4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 15, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Beginning balance, shares	1,010,000	1,010,000	10,000
Issuance	61,302,500		1,000,000
Ending balance, shares		62,312,500	1,010,000
Shares outstanding for calculating EPS		62,312,500	62,312,500
Number of Shares [Member]
Subsequent Event [Line Items]
Beginning balance, shares	101	101	1
Issuance	61,302,500		100
Ending balance, shares			101
Shares outstanding for calculating EPS		61,302,601
Total Splits [Member]
Subsequent Event [Line Items]
Beginning balance, shares	10,000	10,000	10,000
Issuance	0		10,000
Ending balance, shares			10,000